UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2017

Date of reporting period: April 30, 2017

Item 1.	Reports to Stockholders.

The Advisors’ Inner Circle Fund

Acadian Emerging Markets Portfolio

Semi-Annual Report	April 30, 2017

Investment Adviser:

Acadian Asset Management LLC

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2017

TABLE OF CONTENTS
Shareholder Letter	1
Schedule of Investments	3

The Portfolio files its complete schedules of investments of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period-end. The Portfolio’s Forms N-Q are available on the SEC’s web site at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-AAM-6161; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2017 (Unaudited)

Dear Shareholder:

We are pleased to present the semi-annual report for the Acadian Emerging Markets Portfolio (the “Portfolio”). This commentary covers the six months from November 1, 2016 to April 30, 2017, focusing on the Portfolio’s performance and some of the conditions and decisions that impacted returns.

Portfolio Performance Review

For the six months ended April 30, 2017, the Acadian Emerging Markets Portfolio’s Investor Class returned 12.38%, versus 9.03% for the MSCI Emerging Markets Index, a widely followed emerging markets benchmark.

Market Review

Emerging markets appreciably trailed their developed-market counterparts early in the period as outflows picked up and currencies tumbled on concerns about global trade, a higher U.S. dollar, and a looming Federal Reserve interest rate hike. Despite signs of modest growth in China’s economy – including retail sales, manufacturing activity, and business sentiment – worries resurfaced about asset bubbles and credit growth, potential spillover from a selloff in the local bond market, and the central bank’s attempts to stabilize the currency. India’s equity market also struggled amid the government’s unexpected demonetization in November. This policy, enacted to promote transparency in the financial system, triggered near-term investor concerns about the fallout from the ensuing cash crunch.

The asset class staged a rally later in the period as investors took note of attractive valuations relative to developed counterparts. Predictable and moderate interest rate increases from the Federal Reserve, a retreat of the U.S. dollar, and doubts about the immediacy of changes in U.S. trade policy provided a boost for markets. China was among the stronger performers, as economic indicators were generally upbeat – including retail sales, industrial output, and a better-than-expected trade surplus.

For the period as a whole, emerging markets collectively returned 9.03%. Stronger markets included Poland, Greece, and Korea. Egypt and Brazil were among the weaker performers in the asset class.

Portfolio Structure

The Portfolio was invested in a broad range of emerging companies and markets over the period. The investment process considered both bottom-up company attractiveness and top-down country ratings, combined with benchmark-relative risk controls, to determine individual stock positions. The Portfolio was attractively valued relative to the MSCI Emerging Markets Index on important measures such as share price relative to earnings and book value. Significant country overweight

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2017 (Unaudited)

positions included Korea, Turkey, India, and Thailand. The Portfolio was generally underweighted relative to the benchmark in China, Taiwan, Russia, and South Africa.

Portfolio Performance

The Portfolio outperformed the benchmark for the period. Contributing most notably to this result was a combination of stock selection and overweight positions in Korea and Poland, along with stock selection in India and Turkey. Stock selection in China, South Africa, and Malaysia was less successful.

We continue to view the asset class positively and believe it forms an essential part of global portfolio diversification. Please let us know if we can provide any additional information.

Sincerely,

Brian K. Wolahan

Senior Vice President

This represents the manager’s assessment of the Portfolio and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares when redeemed may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please call 1-866-AAM-6161 or visit our website at www.acadian-asset.com.

Investing involves risk including loss of principal. In addition to the normal risks associated with investing, international investments may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles or from social, economic or political instability in other nations. Emerging markets involve heightened risks related to the same factors as well as increased volatility and lower trading volume. Diversification does not protect against market loss. Holdings are subject to change.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 23 emerging market country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2017 (Unaudited)

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.1%
	Shares	Value
Argentina — 1.1%
Ternium ADR	476,492	$12,064,777

Brazil — 6.2%
Alupar Investimento	49,600	293,470
Banco do Brasil	1,530,200	15,803,140
BTG Pactual Group	43,200	252,336
Cia de Saneamento de Minas Gerais	157,100	1,778,855
Cia Energetica de Minas Gerais ADR	413,702	1,129,406
CSU Cardsystem	124,600	374,893
EDP - Energias do Brasil	2,031,500	8,634,059
Embraer ADR	14,584	280,013
Equatorial Energia	39,700	719,192
JBS	3,906,507	12,615,333
Light*	521,200	3,612,545
Magazine Luiza	10,900	759,726
MRV Engenharia e Participacoes	52,300	261,331
Multiplus	10,600	130,411
Nova Embrapar Participacoes* (A)	854	—
Porto Seguro	371,000	3,358,117

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value
Brazil — (continued)
Qualicorp	58,200	$412,564
Seara Alimentos* (A)	911	2
Ser Educacional (B)	22,600	173,022
Smiles	256,500	5,607,515
Sul America	4,676	25,015
TIM Participacoes ADR	143,585	2,313,154
Vale ADR, Cl B	937,195	8,041,133
Via Varejo	57,000	213,881

		66,789,113

Chile — 0.8%
Enel Americas ADR	462,726	4,585,614
Enel Chile ADR	683,930	3,734,258
Latam Airlines Group ADR	17,431	220,851

		8,540,723

China — 17.8%
Agricultural Bank of China	46,819,000	21,608,723
Alibaba Group Holding ADR*	4,137	477,823
Angang Steel	552,000	371,154
Bank of China	65,270,000	31,634,974
BYD Electronic International	286,500	437,576
Changyou.com ADR*	26,036	850,075
China Communications Services	2,568,000	1,462,552
China Construction Bank	46,191,000	37,530,726
China Finance Online ADR*	31,435	81,417
China Lodging Group ADR*	4,021	285,411
China Machinery Engineering	340,000	253,524
China Petroleum & Chemical	4,630,000	3,750,024
China Railway Group	1,269,000	1,076,758
China Sports International*	670,000	3,836
China Telecom	38,942,000	19,024,549
Chongqing Rural Commercial Bank	3,117,000	2,143,893
Daqo New Energy ADR*	5,190	96,586
Harbin Power Equipment	446,000	272,932

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value
China — (continued)
Industrial & Commercial Bank of China	29,703,000	$19,398,875
Maanshan Iron & Steel*	5,342,000	1,806,226
Momo ADR*	142,296	5,404,402
NetEase ADR	76,140	20,206,795
Qingling Motors	228,000	75,332
Sinopec Shanghai Petrochemical	6,126,000	3,425,932
Tencent Holdings	192,000	6,008,061
Weibo ADR*	92,107	5,145,097
Weichai Power	1,162,000	1,885,289
Weiqiao Textile (A)	891,000	639,182
Yirendai ADR*	216,990	5,416,070
Yum China Holdings*	31,195	1,064,373
YY ADR *	3,442	168,555

		192,006,722

Colombia — 0.2%
Almacenes Exito	308,846	1,599,868
Avianca Holdings ADR	114,340	832,395
Interconexion Electrica ESP	56,177	222,646

		2,654,909

Czech Republic — 0.0%
Philip Morris	245	134,326
Unipetrol	4,570	51,729

		186,055

Egypt — 0.2%
Commercial International Bank Egypt	434,922	1,780,650
Emaar Misr for Development SAE*	3,714,822	502,170
Telecom Egypt	129,683	73,093

		2,355,913

Greece — 0.1%
Aegean Marine Petroleum Network	9,122	101,710
Motor Oil Hellas Corinth Refineries	33,016	559,965

		661,675

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value
Hong Kong — 4.0%
Agile Group Holdings	2,080,000	$1,861,166
Anhui Conch Cement	596,000	2,087,975
China Agri-Industries Holdings*	601,000	297,473
China Aoyuan Property Group	1,652,000	509,723
China Foods	64,000	24,684
China Lesso Group Holdings	1,709,000	1,362,217
China Mobile	374,500	3,993,749
China National Building Material	2,966,000	1,975,211
China National Materials	596,000	209,180
China Overseas Grand Oceans Group	1,208,000	619,658
China Resources Cement Holdings	562,000	307,793
China Yongda Automobiles Services Holdings	77,000	71,572
Country Garden Holdings	1,196,000	1,137,825
EVA Precision Industrial Holdings	304,000	50,417
Future Land Development Holdings	2,786,000	823,799
Geely Automobile Holdings	10,815,000	14,599,176
Haier Electronics Group	153,000	355,240
Hisense Kelon Electrical Holdings, Cl A	638,000	892,405
K Wah International Holdings	338,000	214,663
Kingboard Chemical Holdings	850,000	3,065,239
Lonking Holdings	986,000	275,074
Nexteer Automotive Group	47,000	73,234
Overseas Chinese Town Asia Holdings	64,000	25,589
Poly Property Group	871,000	357,208
Real Nutriceutical Group	885,000	51,769
Road King Infrastructure	235,000	348,647
Shanghai Industrial Urban Development Group	652,000	140,822
Shanghai Prime Machinery	508,000	97,964
Sinotruk Hong Kong	1,082,500	752,900
Skyworth Digital Holdings	2,408,000	1,399,289
Sun Art Retail Group	726,500	749,070
Tianneng Power International	2,886,000	2,526,713
Tonly Electronics Holdings*	9,000	5,751
TPV Technology	498,000	135,730

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value
Hong Kong — (continued)
Zhongsheng Group Holdings	1,008,000	$1,422,903

		42,821,828

India — 12.3%
Apar Industries*	8,388	104,045
Apollo Tyres	1,714,058	6,501,324
Balaji Amines	7,415	44,648
Balkrishna Industries	1,352	32,010
Bharat Petroleum	1,248,035	13,953,819
Bodal Chemicals	63,136	152,369
Chennai Petroleum	107,141	634,469
Dhampur Sugar Mills	48,493	177,901
EID Parry India	19,026	88,993
GAIL India	18,166	119,718
Gujarat Narmada Valley Fertilizers & Chemicals	5,571	26,149
HCL Technologies	717,294	9,077,398
Hindalco Industries	3,284,818	10,179,208
Hinduja Global Solutions	2,965	25,539
Hindustan Petroleum	2,195,449	18,297,684
Housing Development & Infrastructure*	388,329	548,115
Indian Bank	56,719	281,347
Indian Oil	2,376,961	16,259,625
Indraprastha Gas	44,177	726,349
JK Tyre & Industries	139,513	359,572
JSW Steel	1,044,664	3,231,589
Manappuram Finance	101,651	147,665
Mphasis	16,774	139,827
MRF	11,593	12,238,013
National Aluminium	162,852	174,168
National Fertilizers	50,707	62,152
NMDC	1,469,027	2,911,565
NOCIL	90,007	148,519
Nucleus Software Exports*	11,972	58,771
OCL India*	4,392	69,137
Oil & Natural Gas	3,611,857	10,473,992

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value
India — (continued)
Polyplex	4,515	$33,587
Power Finance	305,073	758,770
Rain Industries	111,648	194,555
Rural Electrification	597,409	1,881,007
Sasken Technologies	76,232	503,039
SJVN	55,461	30,131
Tamil Nadu Newsprint & Papers	19,842	91,576
Tata Consultancy Services	269,029	9,506,347
Tata Motors	1,507,408	10,753,140
Thirumalai Chemicals*	6,700	89,658
Uflex	63,461	365,939
Vijaya Bank*	70,351	89,565
West Coast Paper Mills	24,645	76,352
Whirlpool of India*	5,907	111,171
WNS Holdings ADR *	26,302	842,190

		132,572,707

Indonesia — 2.4%
Adaro Energy	3,080,088	410,170
Bank Negara Indonesia Persero	10,736,700	5,135,154
Bank Tabungan Negara Persero	5,969,300	1,030,039
Harum Energy*	593,700	114,473
Indah Kiat Pulp and Paper*	338,000	52,745
Indo Tambangraya Megah	361,100	518,121
Japfa Comfeed Indonesia	608,700	66,903
Link Net*	305,700	123,849
Multipolar*	3,114,100	74,295
Telekomunikasi Indonesia Persero	35,390,500	11,603,007
Telekomunikasi Indonesia Persero ADR	120,510	3,946,702
United Tractors	1,488,100	3,003,218

		26,078,676

Malaysia — 1.7%
AFFIN Holdings	53,200	35,908
Ann Joo Resources	80,200	54,686

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value
Malaysia — (continued)
Gadang Holdings	274,600	$80,969
Hong Leong Bank	20,000	63,580
JCY International	659,500	94,952
KSL Holdings*	537,800	151,144
Malaysian Pacific Industries	21,400	59,058
MMC	81,000	47,208
Press Metal	451,640	304,839
Selangor Properties	2,900	3,100
Sunway Construction Group	662,300	305,137
Tenaga Nasional	5,297,300	17,010,910
Unisem M	569,500	436,866
ViTrox	25,700	34,220

		18,682,577

Mexico — 1.9%
Alpek, Cl A*	640,334	767,030
Bio Pappel*	15,115	21,269
Cemex ADR*	1,444,220	13,315,709
Cia Minera Autlan*	39,334	38,299
Gruma, Cl B	11,524	153,682
Grupo Mexico, Ser B	827,276	2,417,416
Grupo Simec, Ser B, Cl B*	86,607	322,040
Industrias Bachoco ADR	945	50,510
Industrias CH, Cl B*	198,600	1,066,571
Mexichem	170,280	467,732
OHL Mexico	1,920,083	2,343,847

		20,964,105

Netherlands — 0.0%
VEON ADR	48,035	198,385

Philippines — 0.1%
Bloomberry Resorts*	944,100	169,873
Cebu Air	14,410	31,186
Cosco Capital	304,800	49,828

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value
Philippines — (continued)
First Gen	969,700	$417,325
Melco Crown Philippines Resorts *	297,500	43,809

		712,021

Poland — 2.5%
Asseco Poland	22,327	314,254
CD Projekt*	28,807	503,410
Polski Koncern Naftowy ORLEN	755,963	22,605,616
Polskie Gornictwo Naftowe i Gazownictwo	2,063,099	3,520,756
Stalprodukt	734	102,157

		27,046,193

Qatar — 0.4%
Barwa Real Estate	251,927	2,351,007
Ooredoo QSC	26,239	747,869
Qatar National Bank QPSC	15,982	631,151
United Development QSC	68,908	363,152

		4,093,179

Russia — 2.2%
Novolipetsk Steel PJSC GDR	1,994	37,886
Sberbank of Russia PJSC ADR	1,337,080	15,897,881
Yandex, Cl A *	307,949	8,394,690

		24,330,457

Singapore — 0.0%
China Yuchai International	15,198	294,841

South Africa — 4.8%
African Rainbow Minerals	15,269	96,547
Alviva Holdings	11,326	17,840
Aveng*	45,637	19,431
Barloworld	65,681	591,848
Bid	25,681	544,107
Exxaro Resources	51,984	442,985
FirstRand	5,606,467	20,913,470

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value
South Africa — (continued)
Harmony Gold Mining ADR	939,006	$2,047,033
Investec	26,266	196,841
Kumba Iron Ore	164,944	2,148,361
Liberty Holdings	226,584	1,822,675
Massmart Holdings	27,244	263,455
Merafe Resources	952,259	118,286
Mittal Steel South Africa*	68,263	38,311
MiX Telematics ADR	13,687	86,502
MMI Holdings	2,980,593	5,198,962
Mondi	86,766	2,251,193
Peregrine Holdings	43,051	85,627
Reunert	29,865	158,446
Sanlam	250,089	1,326,634
Sappi	297,263	2,208,827
Standard Bank Group	704,345	7,819,409
Telkom	660,239	3,694,522

		52,091,312

South Korea — 19.9%
BNK Financial Group	3	25
CJ	70,828	11,639,719
CKH Food & Health*	84,792	96,871
DGB Financial Group	74,425	761,975
Dongkuk Steel Mill	81,237	792,452
Dongyang E&P	15,443	185,929
e-LITECOM	17,423	147,144
Hana Financial Group	509,696	17,558,734
Hanwha	283,370	9,948,705
Hanwha Chemical	19,463	430,173
Hite Holdings	8,927	87,081
Husteel	22,760	325,028
Hyosung	4,399	556,689
Hyundai Heavy Industries* (A)	5,276	765,041
Hyundai Hy Communications & Network	15,910	54,669
INTOPS	16,484	176,733

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value
South Korea — (continued)
Kia Motors	351,596	$10,768,187
Korea Petrochemical Industries	263	54,662
KT	413,816	11,710,058
Kwangju Bank	63,185	655,227
LG Display	658,339	17,009,550
LG Electronics	193,635	11,758,659
LG Uplus	154,480	1,961,716
Lotte Chemical	6,007	1,805,426
LS	3,673	210,458
Namyang Dairy Products	56	42,668
Poongsan	21,359	732,990
POSCO	19,245	4,524,156
Samsung Electronics	39,098	76,656,682
Seoyon	62,443	554,244
Seoyon E-Hwa	91,327	1,099,552
SK Hynix	529,564	25,130,904
SK Innovation	30,083	4,520,778
Ssangyong Motor*	17,996	119,246
Woori Bank	150,524	1,977,620

		214,819,751

Taiwan — 7.7%
Acter*	65,000	284,379
Anpec Electronics*	37,000	46,724
Asia Tech Image*	103,000	157,038
AU Optronics	11,198,000	4,676,504
Cheng Loong	1,572,680	745,395
Chun Yuan Steel	93,000	37,143
Coretronic	309,000	438,341
DA CIN Construction	67,000	42,970
Darwin Precisions	586,000	268,032
Epistar	395,000	392,761
Excellence Opto*	71,000	54,337
Formosa Petrochemical	497,000	1,737,878
Fubon Financial Holding	6,329,520	9,922,982

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value
Taiwan — (continued)
Global Brands Manufacture*	516,643	$209,767
Grand Pacific Petrochemical	958,000	627,109
Hon Hai Precision Industry	4,216,561	13,807,836
Innolux	24,280,640	11,347,222
Inventec	930,851	692,639
Pegatron	4,897,343	14,430,208
Pou Chen	2,397,270	3,357,020
Radiant Opto-Electronics*	75,000	156,607
Realtek Semiconductor	55,000	185,940
Sheng Yu Steel	170,000	191,575
Shinkong Synthetic Fibers	649,000	194,887
Star Comgistic Capital	342,000	160,963
Taiwan Surface Mounting Technology	738,829	656,280
Tung Ho Steel Enterprise	316,000	255,033
United Microelectronics	24,139,000	9,640,879
UPC Technology	191,000	81,981
Winbond Electronics	13,969,000	7,894,052
Wistron	372,828	352,179
Yuanta Financial Holding	2	1

		83,046,662

Thailand — 5.5%
AJ Plast NVDR	59,900	24,763
Bangchak NVDR	2,512,200	2,324,094
Bangkok Bank	136,200	706,791
Bangkok Bank NVDR	49,600	257,392
Big Camera	2,508,700	355,381
Esso Thailand NVDR*	2,036,900	688,977
Krung Thai Bank NVDR	12,037,600	6,890,560
Krung Thai Bank	5,257,400	3,009,440
MC Group NVDR	176,300	94,292
Pacific Pipe NVDR	224,200	36,621
Polyplex Thailand NVDR	301,700	128,216
PTT NVDR	1,497,300	16,838,673
PTT Exploration & Production NVDR	637,500	1,792,335

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Thailand — (continued)
PTT Global Chemical NVDR	4,277,000	$9,273,634
Sena Development	295,700	34,195
Siam Cement NVDR	49,600	768,592
Srithai Superware NVDR	2,235,400	133,129
Star Petroleum Refining NVDR	4,257,300	1,624,642
Syntec Construction	4,029,200	524,180
Thai Airways International NVDR*	759,800	375,617
Thai Beverage	320,800	212,389
Thai Oil NVDR	904,900	2,040,538
Thai Vegetable Oil NVDR	116,200	122,616
Thanachart Capital NVDR	2,550,300	3,483,714
Thanachart Capital	3,005,900	4,106,065
Tipco Asphalt NVDR	3,387,700	2,448,468
Tisco Financial Group NVDR	273,200	602,241
Vanachai Group NVDR	876,500	339,552

		59,237,107

Turkey — 5.3%
Aksa Akrilik Kimya Sanayii	15,741	47,020
Arcelik	71,196	475,048
Dogan Sirketler Grubu Holding*	1,106,919	230,611
Emlak Konut Gayrimenkul Yatirim Ortakligi‡	986,362	819,203
Eregli Demir ve Celik Fabrikalari	6,752,207	12,375,419
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim*	302,419	162,621
Koza Anadolu Metal Madencilik Isletmeleri*	834,501	481,630
Tekfen Holding	26,121	67,362
Torunlar Gayrimenkul Yatirim Ortakligi‡	33,060	48,306
Trakya Cam Sanayii	1,021,989	989,778
Turk Sise ve Cam Fabrikalari	4,969,731	6,240,234
Turkiye Halk Bankasi	2,287,794	7,587,442
Turkiye Is Bankasi, Cl C	5,531,919	10,917,595
Turkiye Vakiflar Bankasi TAO, Cl D	8,990,683	15,364,362
Vestel Elektronik Sanayi ve Ticaret *	972,347	1,995,639

		57,802,270

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value

United Arab Emirates — 0.0%
National Central Cooling PJSC	543,405	$278,880
Union National Bank PJSC	60,959	83,008

		361,888

United Kingdom — 0.0%
Globaltrans Investment GDR	42,804	324,026

TOTAL COMMON STOCK (Cost $830,959,735)		1,050,737,872

PREFERRED STOCK — 2.3%

Brazil — 2.3%
Banco do Estado do Rio Grande do Sul	81,500	368,465
Braskem, Ser A	614,310	6,601,696
Centrais Eletricas Brasileiras, Cl A	21,800	154,191
Cia de Saneamento do Parana	130,000	417,763
Cia Energetica de Minas Gerais	3,127,116	8,709,285
Cia Ferro Ligas da Bahia Ferbasa	17,100	56,461
Cia Paranaense de Energia, Ser B*	207,800	1,915,606
Gerdau	324,600	1,001,192
Metalurgica Gerdau, Cl A*	858,000	1,235,349
San Carlos Empreendimentos e Participacoes* (A)	455	—
Telefonica Brasil	233,000	3,461,911
Vale, Cl A	78,800	649,953

TOTAL PREFERRED STOCK (Cost $43,521,259)		24,571,872

WARRANTS — 0.0%
	Number of Warrants

Thailand — 0.0%
Jasmine International, Expires 12/31/20 *	1	—

TOTAL WARRANTS (Cost $ —)		—

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2017 (Unaudited)

SHORT-TERM INVESTMENT — 0.2%
	Shares	Value
Union Bank, N.A. Diversified Money Market Fund, Fiduciary Shares, 0.190% (C) (Cost $2,131,740)	2,131,740	$2,131,740

TOTAL INVESTMENTS — 99.6% (Cost $876,612,734)		$1,077,441,484

Percentages are based on Net Assets of $1,081,334,076.

(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of April 30, 2017, was $1,404,225 and represented 0.13% of Net Assets of the Fund.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.”
(C)	The rate reported is the 7-day effective yield as of April 30, 2017.
*	Non-income producing security.
‡	Real Estate Investment Trust

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

NVDR — Non-Voting Depositary Receipt

PJSC — Public Joint Stock Company

Ser — Series

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2017 (Unaudited)

The summary of inputs used to value the Portfolio’s net assets as of April 30, 2017 was as follows:

Investments in Securities	Level 1	Level 2	Level 3†	Total
Common Stock
Argentina	$12,064,777	$—	$—	$12,064,777
Brazil	66,789,111	—	2	66,789,113
Chile	8,540,723	—	—	8,540,723
China	191,367,540	—	639,182	192,006,722
Colombia	2,654,909	—	—	2,654,909
Czech Republic	186,055	—	—	186,055
Egypt	2,282,820	73,093	—	2,355,913
Greece	661,675	—	—	661,675
Hong Kong	42,821,828	—	—	42,821,828
India	132,572,707	—	—	132,572,707
Indonesia	26,078,676	—	—	26,078,676
Malaysia	18,682,577	—	—	18,682,577
Mexico	20,964,105	—	—	20,964,105
Netherlands	198,385	—	—	198,385
Philippines	—	712,021	—	712,021
Poland	27,046,193	—	—	27,046,193
Qatar	994,303	3,098,876	—	4,093,179
Russia	24,330,457	—	—	24,330,457
Singapore	294,841	—	—	294,841
South Africa	52,091,312	—	—	52,091,312
South Korea	214,054,710	—	765,041	214,819,751
Taiwan	83,046,662	—	—	83,046,662
Thailand	59,237,107	—	—	59,237,107
Turkey	57,802,270	—	—	57,802,270
United Arab Emirates	—	361,888	—	361,888
United Kingdom	324,026	—	—	324,026

Total Common Stock	1,045,087,769	4,245,878	1,404,225	1,050,737,872
Preferred Stock
Brazil	24,571,872	—	—^	24,571,872

Total Preferred Stock	24,571,872	—	—	24,571,872
Short-Term Investment	2,131,740	—	—	2,131,740
Warrants	—^	—	—	—

Total Investments in Securities	$1,071,791,381	$4,245,878	$1,404,225	$1,077,441,484

† A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Portfolio has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^ Represents security in which the fair value is $0 or has been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2017 (Unaudited)

Changes in the classifications between Levels 1 and 2 occurred throughout the period when foreign equity securities were fair valued using other observable market based inputs provided by MarkIt in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment was principally traded. As of April 30, 2017, securities with a total value of $4,245,878 were classified as Level 2 due to the application of the fair value provided by MarkIt. Changes in the classifications between Levels 1 and 3 occurred during the six months ended April 30, 2017 due to the availability to of observable inputs to determine fair value. All transfers were considered to have occurred as of the end of the year.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2017 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES
Assets
Investments, at Value (Cost $876,612,734)	$1,077,441,484
Foreign Currency, at Value (Cost 4,971,911)	4,972,791
Receivable for Capital Shares Sold	3,184,554
Dividends and Interest Receivable	2,037,246
Receivable for Investment Securities Sold	223,645
Reclaim Receivable	16,894
Prepaid Expenses	57,317

Total Assets	1,087,933,931

Liabilities
Payable for Capital Shares Redeemed	1,975,308
Payable for Investment Securities Purchased	1,974,179
Accrued Foreign Capital Gains Tax on Appreciated Securities	1,018,497
Payable to Adviser	873,192
Shareholder Servicing Fees Payable – Investor Class	279,300
Payable to Administrator	71,915
Unrealized Loss on Spot Foreign Currency Contracts	39,247
Payable to Trustees	4,252
Chief Compliance Officer Fees Payable	2,047
Accrued Expenses	361,918

Total Liabilities	6,320,555

Net Assets	$1,081,334,076

Net Assets Consist of:
Paid-in Capital	$1,083,743,790
Undistributed Net Investment Income	3,215,712
Accumulated Net Realized Loss on Investments and Foreign Currency Transactions	(205,443,392)
Net Unrealized Appreciation on Investments	200,828,750
Net Unrealized Appreciation on Foreign Currencies and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	7,713
Accumulated Foreign Capital Gains Tax on Appreciated Securities	(1,018,497)

Net Assets	$1,081,334,076

Investor Class Shares:
Net Assets	$692,869,260
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	36,111,543

Net Asset Value, Redemption and Offering Price Per Share *	$19.19

I Class Shares:
Net Assets	$388,464,659
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	20,234,494

Net Asset Value, Redemption and Offering Price Per Share *	$19.20

Y Class Shares:
Net Assets	$157
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	8

Net Asset Value, Redemption and Offering Price Per Share * ‡	$19.20

*	Redemption price per share may vary depending upon the length of time shares are held.
‡	Net asset value per share does not reconcile due to rounding.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
FOR THE SIX MONTHS ENDED
APRIL 30, 2017 (Unaudited)

STATEMENT OF OPERATIONS
Investment Income:
Dividends	$13,696,106
Less: Foreign Taxes Withheld	(1,534,876)

Total Income	12,161,230

Expenses:
Investment Advisory Fees	5,270,429
Shareholder Servicing Fees - Investor Class	1,036,364
Administration Fees	433,765
Trustees’ Fees	7,780
Chief Compliance Officer Fees	2,878
Custodian Fees	440,312
Printing Fees	125,477
Transfer Agent Fees	104,330
Filing and Registration Fees	56,885
Legal Fees	36,900
Audit Fees	10,909
Interest Expense	6,052
Other Expenses	50,187

Total Expenses	7,582,268

Less:
Fees Paid Indirectly	(517)

Net Expenses	7,581,751

Net Investment Income	4,579,479

Net Realized Gain on:
Investments	19,338,475
Foreign Currency Transactions	104,390

Net Realized Gain	19,442,865

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	101,584,131
Foreign Capital Gains Tax on Appreciated Securities	(413,725)
Foreign Currencies and Translation of other Assets and Liabilities Denominated in Foreign Currencies	(50,496)

Net Change in Unrealized Appreciation	101,119,910

Net Realized and Unrealized Gain	120,562,775

Net Increase in Net Assets Resulting from Operations	$125,142,254

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO*

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations:
Net Investment Income	$4,579,479	$16,010,424
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	19,442,865	(76,973,756)
Net Change in Unrealized Appreciation on Investments, Foreign Capital Gains Tax on Appreciated Securities, and Foreign Currencies and Translation of other Assets and Liabilities Denominated in Foreign Currencies	101,119,910	146,110,005

Net Increase in Net Assets Resulting from Operations	125,142,254	85,146,673

Dividends and Distributions:
Net Investment Income:
Investor Class Shares	(19,300,859)	(18,165,966)
I Class Shares	(1,718,656)	—
Y Class Shares	(3)	—

Total Dividends and Distributions	(21,019,518)	(18,165,966)

Capital Share Transactions (1):
Investor Class Shares:
Issued	107,377,479	592,391,577
Reinvestment of Distributions	17,743,898	16,874,296
Redemption Fees — (See Note 2)	47,794	34,354
Redeemed	(582,656,554)	(1,186,063,557)

Decrease in Net Assets derived from Investor Class Transactions	(457,487,383)	(576,763,330)

I Class Shares:
Issued	393,999,334	140
Reinvestment of Distributions	1,045,908	—
Redeemed	(38,136,910)	—

Increase in Net Assets derived from Y Class Transactions	356,908,332	140

Y Class Shares:
Issued	—	140
Reinvestment of Distributions	2	—
Redeemed	(26)	—

Increase (Decrease) in Net Assets derived from I Class Transactions	(24)	140

Net Decrease in Net Assets from Capital Share Transactions	(100,579,075)	(576,763,050)

Total Increase (Decrease) in Net Assets	3,543,661	(509,782,343)

Net Assets:
Beginning of Period	1,077,790,415	1,587,572,758

End of Period (including Undistributed Net Investment Income of $3,215,712 and $19,655,751, respectively)	$1,081,334,076	$1,077,790,415

*	I Class Shares and Y Class Shares commenced operations on October 31, 2016.

(1)	See Note 7 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Period or Year

	Years Ended October 31,
Investor Class Shares	Six Months Ended April 30, 2017 (Unaudited)	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$17.42	$16.12	$19.30	$19.15	$18.02	$17.56

Income from Operations:
Net Investment Income*	0.07	0.19	0.20	0.27	0.25	0.36
Net Realized and Unrealized Gain (Loss)	2.03	1.30	(3.17)	0.09	1.20	0.43

Total from Operations	2.10	1.49	(2.97)	0.36	1.45	0.79

Redemption Fees	0.00 ^	0.00 ^	0.00 ^	0.00 ^	0.00 ^	0.00 ^

Dividends and Distributions from:
Net Investment Income	(0.33)	(0.19)	(0.21)	(0.21)	(0.32)	(0.33)

Total Dividends and Distributions	(0.33)	(0.19)	(0.21)	(0.21)	(0.32)	(0.33)

Net Asset Value, End of Period	$19.19	$17.42	$16.12	$19.30	$19.15	$18.02

Total Return †	12.38%***	9.43%	(15.51)%	1.95%	8.05%	4.74%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$692,869	$1,077,790	$1,587,573	$1,688,011	$1,346,635	$820,947
Ratio of Expenses to Average Net Assets(1)	1.47%**	1.56%	1.51%	1.50%	1.48%	1.31%
Ratio of Net Investment Income to Average Net Assets	0.76%**	1.23%	1.10%	1.41%	1.35%	2.04%
Portfolio Turnover Rate	20%***	31%	32%	37%	45%	44%

*	Per share amounts for the period are based on average outstanding shares.
**	Annualized.
***	Not annualized.
^	Amount was less than $0.01 per share.
†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
(1)	The Ratio of Expenses to Average Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been the same as the ratio reported.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios For a Share Outstanding Throughout the Period
I Class Shares ‡	Six Months Ended April 30, 2017 (Unaudited)
Net Asset Value,
Beginning of Period	$17.42

Income from Operations:
Net Investment Income*	0.13
Net Realized and Unrealized Gain (Loss)	1.99

Total from Operations	2.12

Dividends and Distributions from:
Net Investment Income	(0.34)

Total Dividends and Distributions	(0.34)

Net Asset Value, End of Period	$19.20

Total Return †	12.49%***

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$388,465
Ratio of Expenses to Average Net Assets(1)	1.23%**
Ratio of Net Investment Income to Average Net Assets	1.46%**
Portfolio Turnover Rate	20%***

*	Per share amounts for the period are based on average outstanding shares.
**	Annualized.
***	Not annualized.
†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
‡	I Class Shares commenced operations on October 31, 2016.
(1)	The Ratio of Expenses to Average Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been the same as the ratio reported.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios For a Share Outstanding Throughout the Period
Y Class Shares ‡	Six Months Ended April 30, 2017 (Unaudited)
Net Asset Value,
Beginning of Period	$17.42

Income from Operations:
Net Investment Income*	0.22
Net Realized and Unrealized Gain (Loss)	1.90

Total from Operations	2.12

Dividends and Distributions from:
Net Investment Income	(0.34)

Total Dividends and Distributions	(0.34)

Net Asset Value, End of Period	$19.20

Total Return †	12.49%***

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$ —
Ratio of Expenses to Average Net Assets(1)	—%**^
Ratio of Net Investment Income to Average Net Assets	2.55%**
Portfolio Turnover Rate	20%***

*	Per share amounts for the period are based on average outstanding shares.
**	Annualized.
***	Not annualized.
^	Ratio reflects the impact of initial low level average net assets associated with commencement of operations.
Under normal asset levels, ratio would have been 1.33%.
†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
‡	Y Class Shares commenced operations on October 31, 2016.
(1)	The Ratio of Expenses to Average Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been the same as the ratio reported.

Amount	designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2017

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 56 funds. The financial statements herein are those of the Acadian Emerging Markets Portfolio (“Portfolio”), a non-diversified portfolio. The investment objective of the Portfolio is to seek long-term capital appreciation by investing primarily in common stocks of emerging country issuers. The financial statements of the remaining funds are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Portfolio.

Use of Estimates – The Portfolio is an investment company in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Therefore, the Portfolio follows the accounting and reporting guidance for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. Actual results could differ from those estimates and such differences could be material.

Security Valuation – Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2017

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Portfolio’s Board of Trustees (the “Board”). The Portfolio’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Portfolio calculates its net asset values. The closing prices of such securities may no longer reflect their market value at the time the Portfolio calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Emerging Markets Portfolio calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If Acadian Asset Management LLC (the “Adviser”) of the Portfolio becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Portfolio calculates its net asset value, it may request that a Committee meeting be called. As of April 30, 2017, the total market value of securities in the Portfolio, valued in accordance with fair value procedures, was $1,404,225 or 0.1% of Net Assets.

The Portfolio uses MarkIt Fair Value (“MarkIt”) as a third party fair valuation vendor. MarkIt provides a fair value for foreign securities in the Portfolio based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by MarkIt in the event that there is a movement in the U.S. markets that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2017

the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Portfolio values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by MarkIt. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by MarkIt are not reliable, the Adviser contacts SEI Investments Global Fund Services (the “Administrator”) and may request that a meeting of the Committee be held.

If a local market in which the Portfolio own securities is closed for one or more days, the Portfolio shall value all securities held in that corresponding currency based on the fair value prices provided by MarkIt using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Portfolio discloses fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolio has the ability to access at the measurement date;

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2017

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six months ended April 30, 2017, there have been no significant changes to the Portfolio’s fair value methodologies.

For details of the investment classification, refer to the Schedule of Investments.

Federal Income Taxes – It is the Portfolio’s intention to continue to qualify as regulated investment companies for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended and by distributing to shareholders all of their net investment income and realized gains. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolio did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 open tax year ends and current tax year, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2017, the Portfolio did not have a liability for any unrecognized tax benefits. The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended April 30, 2017, the Portfolio did not incur any interest or penalties.

Security Transactions and Investment Income – Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2017

the Portfolio is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recognized on an accrual basis from settlement date. Discounts and premiums on securities purchased are accreted and amortized using the scientific interest method, which approximates the effective interest method.

Foreign Currency Translation – The books and records of the Portfolio are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Portfolio does not isolate that portion of realized or unrealized gains and losses resulting from changes in foreign exchange rates from fluctuations arising from changes in the market prices of securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid.

Forward Foreign Currency Exchange Contracts – The Portfolio may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized gains (loss) during the period are presented on the Statement of Operations. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. As of April 30, 2017, the Portfolio did not hold any open forward foreign currency contracts.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2017

Expenses – Most expenses of the Trust can be directly attributed to a particular fund. Expenses that cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Classes – Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses) and non-class specific expenses are allocated to the respective class on the basis of relative net assets.

Dividends and Distributions to Shareholders – The Portfolio distributes substantially all of its net investment income, if any, annually. Any net realized capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date.

Redemption Fees – The Portfolio retains a redemption fee of 2.00% on redemptions of capital shares held for less than 90 days. The redemption fee is recorded as an increase to paid-in capital. The redemption fees retained by the Portfolio are reported on the Statements of Changes in Net Assets.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of the Administrator and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the CCO as described below, for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, who are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administrative Services, Distribution Agreements, Shareholder Servicing, and Custodian Agreement:

The Portfolio and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services to the Portfolio. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Portfolio. For the six months ended April 30, 2017, the Portfolio paid $433,765 for these services.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2017

The Portfolio has adopted a shareholder servicing plan under which a shareholder servicing fee of up to 0.25% of average daily net assets of the Investor Class Shares and 0.10% of average daily net assets of the Y Class Shares will be paid to financial intermediaries. Certain brokers, dealers, banks, trust companies and other financial representatives may receive compensation from the Portfolio for providing a variety of services, including record keeping and transaction processing. Such fees are paid by the Portfolio to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Portfolio’s transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this amount are paid by the Adviser, an affiliate of Old Mutual (US) Holdings, Inc. These fees are disclosed on the Statement of Operations as Shareholder Servicing Fees.

DST Systems, Inc. (the “Transfer Agent”) serves as the transfer agent and dividend disbursing agent for the Portfolio under a transfer agency agreement.

For the six months ended April 30, 2017, the Portfolio earned cash management credits of $517, which were used to offset transfer agent expenses. This amount is labeled as “Fees Paid Indirectly” on the Statement of Operations.

MUFG Union Bank, N.A. serves as custodian (the “Custodian”) for the Portfolio. The Custodian plays no role in determining the investment policies of the Portfolio or which securities are to be purchased or sold by the Portfolio.

5. Investment Advisory Agreement:

Under the terms of the investment advisory agreement the Adviser provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 1.00% of the Portfolio’s average daily net assets.

The Adviser has voluntarily agreed to reduce fees and reimburse expenses to the extent necessary to keep total annual fund operating expenses from exceeding 2.50% of the Portfolio’s average daily net assets. The Adviser intends to continue these voluntary fee reductions and expense limitations until further notice, but may discontinue all or part of these fee reductions or expense reimbursements at any time.

6. Investment Transactions:

For the six months ended April 30, 2017, the Portfolio made purchases of $211,927,940 and sales of $344,383,389 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2017

7. Share Transactions:

	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Investor Class Shares:
Issued	6,200,120	39,634,781
Reinvestment of Distributions	1,079,969	1,130,985
Redeemed	(33,042,644)	(77,374,905)

Net Decrease in Shares Outstanding from Investor Class Share Transactions	(25,762,555)	(36,609,139)

I Class Shares:*
Issued	22,246,528	8
Reinvestment of Distributions	63,658	—
Redeemed	(2,075,700)	—

Net Increase in Shares Outstanding from I Class Share Transactions	20,234,486	8

Y Class Shares:*
Issued	—	8
Reinvestment of Distributions	1	—
Redeemed	(1)	—

Net Increase in Shares Outstanding from Y Class Share Transactions	—	8

Net Decrease in Shares Outstanding from Share Transactions	(5,528,069)	(36,609,123)

* I Class Shares and Y Class Shares commenced operations on October 31, 2016.

8. Line of Credit:

The Portfolio entered into an agreement which enables it to participate in a $25 million unsecured committed revolving line of credit with MUFG Union Bank N.A., which is set to expire April 14, 2017. The proceeds from the borrowings shall be used to finance the Portfolio’s short term general working capital requirements, including the funding of shareholder redemptions. Interest is charged to the Portfolio based on their borrowings at the current reference rate. For the six months ended April 30, 2017, the Portfolio had average borrowings of $6,052,031 over a period of 9 days at a weighted average interest rate of 4.000%. Interest accrued on the borrowings during the period was $6,052. As of April 30, 2017, the Portfolio had no borrowings outstanding.

9. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2017

The tax character of dividends and distributions declared during the last two fiscal years were as follows:

	Ordinary Income	Long-Term Capital Gain	Total
2016	$18,165,966	$—	$18,165,966
2015	19,763,239	—	19,763,239

As of October 31, 2016, the components of Accumulated Losses on a tax basis were as follows:

Undistributed Ordinary Income	$19,995,677
Capital Loss Carryforwards	(224,103,954)
Net Unrealized Appreciation	97,855,097

Total Accumulated Losses	$(106,253,180)

For Federal income tax purposes, capital losses incurred may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, the Portfolio is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The capital loss carryforwards are noted below:

Pre- Enactment	Post Enactment
Expires 10/31/17	Short-Term Loss	Long-Term Loss	Total Capital Loss Carryforwards
$27,553,569	$141,446,696	$55,103,689	$224,103,954

During the year ended October 31, 2016 the Portfolio and did not utilize capital loss carryforwards to offset capital gains.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2017

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Portfolio at April 30, 2017, were as follows:

Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$ 876,612,734	$ 262,740,460	$ (61,911,710)	$ 200,828,750

10. Concentration of Risk:

When the Portfolio invests in foreign securities, they will be subject to risks not typically associated with domestic securities. Although ADRs and GDRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it more difficult for the Portfolio to sell their securities and could impact their net asset value. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed.

The Portfolio may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains realized and unrealized or repatriated. The Portfolio accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned/recognized.

At April 30, 2017, the net assets of the Portfolio were substantially comprised of foreign denominated securities and/or currency. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

11. Other:

As of April 30, 2017, 87% of the Portfolio’s Investor Class Shares outstanding were held by three record shareholders, 71% of the Portfolio’s Y Class Shares outstanding were held by one record shareholder, and 93% of the Portfolio’s I Class Shares were held by five record shareholders. These shareholders were

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2017

comprised of omnibus accounts that were held on behalf of various shareholders.

In the normal course of business, the Portfolio enters into contracts that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be established; however, based on experience, the risk of loss from such potential claims is considered remote.

12. Loans of Fund Securities:

The Portfolio may lend fund securities having a market value up to one-third of the Portfolio’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments. It’s the Portfolio’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Portfolio if and to the extent the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Portfolio could also experience delays and costs in gaining access to the collateral. The Portfolio bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

During the six months and as of April 30, 2017, there were no securities on loan.

13. Regulatory Matters:

In October 2016, the Securities and Exchange Commission (the “SEC”) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are consistent with the Portfolio’s current financial statement presentation and expects that the Portfolio will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2017

14. Subsequent Events:

The Portfolio has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2017

 DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio. The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2016 to April 30, 2017). The table below illustrates your Portfolio’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Portfolio incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Portfolio, and the “Ending Account Value” number is derived from deducting that expense cost from the Portfolio’s/Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Portfolio, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Portfolio’s comparative cost by comparing the hypothetical result for your Portfolio in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2017

NOTE: Because the return is set at 5% for comparison purposes – NOT your Portfolio’s actual return – the account values shown do not apply to your specific investment.

	Beginning Account Value 11/01/16	Ending Account Value 04/30/17	Annualized Expense Ratios	Expenses Paid During Period*
Investor Class Shares
Actual Fund Return	$1,000.00	$1,123.80	1.47%	$7.74
Hypothetical 5% Return	1,000.00	1,017.50	1.47	7.35
I Class Shares
Actual Fund Return	$1,000.00	1,124.90	1.23	6.48
Hypothetical 5% Return	1,000.00	1,018.70	1.23	6.16
Y Class Shares‡
Actual Fund Return	$1,000.00	1,124.90	–	–
Hypothetical 5% Return	1,000.00	1,024.79	–	–

*	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365.
‡	I Class shares ratio reflects the impact of the initial low level of average net assets associated with commencement of operations. Under normal asset levels, ratios would have been 1.33%.

Acadian Funds

P.O. Box 219009

Kansas City, MO 64121

1-866-AAM-6161

Adviser:

Acadian Asset Management LLC

260 Franklin Street

Boston, MA 02110

Distributor:

SEI Investments Distribution Co.

1 Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

1 Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

ACA-SA-002-0900

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President
Date: July 7, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President
Date: July 7, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller & CFO
Date: July 7, 2017